UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Scout Capital Management, LLC
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Address:   153 E 53rd
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           48th Floor
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           New York, New York 10022
           --------------------------------------------------

Form 13F File Number:
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ilan Mandel
           --------------------------------------------------
Title:     Chief Financial Officer
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Phone:     (212) 508-7032
           --------------------------------------------------

Signature, Place, and Date of Signing:


       /s/ Ilan Mandel        New York, New York     February 11, 2002
         [Signature]               [City, State]          [Date]


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Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  0
                                               -------------

Form 13F Information Table Entry Total:             43
                                               -------------

Form 13F Information Table Value Total:           $270,974
                                               -------------
                                                (thousands)


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


                    UNIT                                                          TOTAL
SYMBOL        DESCRIPTION                       CUSIP          SHR/FACE           VALUE
TEU           ***CP SHIPS LIMITED               22409V102        633,500        $6,819,310.19
TOM           ***TOMMY HILFIGER CORP-ORD        G8915Z102        550,000        $7,562,500.00
VDM           ***VAN DER MOOLEN HOLDINGS NV     921020103        176,400        $5,168,520.00
AAP           ADVANCED AUTO PARTS INC           00751Y106         97,100        $4,830,725.00
AMG           AFFILIATED MANAGERS GROUP INC      8252108         100,000        $7,048,000.00
AIQ           ALLIANCE IMAGING INC  DEL         18606202         520,000        $6,344,000.00
ANN           ANNTAYLOR STORES CORP             36115103         210,000        $7,350,000.00
AMAT          APPLIED MATERIALS INC             38222105          90,000        $3,609,000.00
RMK           ARAMARK CORP                      38521100         410,000       $11,029,000.00
T             AT&T CORP                          1957109         900,000       $16,326,000.00
BKS           BARNES & NOBLE INC                67774109         325,000        $9,620,000.00
RMG           CABLEVISION SYS CORP              12686C844        315,000        $7,780,500.00
CDWC          CDW COMPUTER CENTERS INC          125129106         85,000        $4,565,350.00
CAKE          CHEESECAKE FACTORY INC            163072101         60,000        $2,086,200.00
CHS           CHICOS FAS INC                    168615102        130,000        $5,161,000.00
CCU           CLEAR CHANNEL COMMUN INC          184502102        250,000       $12,727,500.00
CCR           COUNTRYWIDE CREDIT INDS INC       222372104        170,000        $6,964,900.00
CLJ           CRESTLINE CAP CORP                226153104        285,200        $8,858,312.00
EXPD          EXPEDITORS INTL WASH INC          302130109         65,000        $3,701,750.00
FNM           FANNIE MAE                        313586109        177,000       $14,071,500.00
KSS           KOHLS CORP                        500255104         75,000        $5,283,000.00
KR            KROGER CO                         501044101        800,000       $16,696,000.00
MYK           MYKROLIS CORP                     62852P103        274,500        $4,392,000.00
NAV           NAVISTAR INTERNATIONAL CORP       6.39E+112        190,000        $7,505,000.00
OSIP          OSI PHARMACEUTICALS INC           671040103         78,000        $3,567,720.00
PKI           PERKINELMER INC                   714046109        226,000        $7,914,520.00
SRA           Serono S.A. ADR                   81752M101        189,000        $4,193,910.00
SKX           SKECHERS U S A INC                830566105        250,100        $3,656,462.00
SPW           SPX CORP                          784635104         25,000        $3,422,500.00
SBUX          STARBUCKS CORP                    855244109        600,000       $11,430,000.00
SV            STILWELL FINL INC                 860831106        397,000       $10,806,340.00
SYMC          SYMANTEC CORP                     871503108         35,000        $2,321,550.00
TER           TERADYNE INC                      880770102        100,000        $3,014,000.00
THOR          THORATEC LABORATORIES CORP NEW    885175307        351,500        $5,975,500.00
TIBX          TIBCO SOFTWARE INC                88632Q103        150,000        $2,239,500.00
5264890       UNITED PAN-EUROPE COMMS NV        911300200     12,000,000          $960,000.00
UTHR          UNITED THERAPEUTICS CORP DEL      91307C102        104,500        $1,087,845.00
UCOMA         UNITEDGLOBALCOM CL AINGS          913247508        500,000        $2,500,000.00
USON          US ONCOLOGY INC                   90338W103        210,000        $1,583,400.00
VAR           VARIAN MEDICAL SYSTEM INC         92220P105         81,000        $5,772,060.00
EYE           VISX INC-DEL                      92844S105        476,900        $6,318,925.00
DIS           WALT DISNEY CO HOLDING CO         254687106        295,000        $6,112,400.00
XMSR          XM SATELLITE RADIO HLDGS INC      983759101        141,500        $2,597,940.00
